Related-Party Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Dividends from associates and joint ventures	¥ 205,101	¥ 208,416
Woven Plant Holdings Inc [Member]
Disclosure of transactions between related parties [line items]
Transactions with other related parties	¥ 5,000